UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.53%

Consumer Discretionary — 10.01%
Genuine Parts Co.	36,050	$3,161,946
MDC Holdings, Inc.	41,790	1,058,123
Omnicom Group, Inc.	50,240	3,459,526
Tupperware Brands Corp.	44,160	3,048,806

		10,728,401

Consumer Staples — 2.98%
Procter & Gamble Co.	38,200	3,198,868

Energy — 13.88%
Chevron Corp.	28,160	3,360,051
Ensco PLC - Class A	45,990	1,899,847
Exxon Mobil Corp.	31,620	2,973,861
Helmerich & Payne, Inc.	34,750	3,400,983
Williams Cos., Inc./The	58,610	3,244,064

		14,878,806

Financials — 22.19%
ACE Ltd.	32,210	3,377,863
Aflac, Inc.	60,170	3,504,902
American Express Co.	36,440	3,189,958
BlackRock, Inc.	11,330	3,719,866
Northern Trust Corp.	52,630	3,580,419
T. Rowe Price Group, Inc.	39,170	3,070,928
Willis Group Holdings PLC	80,770	3,343,878

		23,787,814

Health Care — 15.14%
Baxter International, Inc.	44,540	3,196,636
Eli Lilly & Co.	52,980	3,435,753
Johnson & Johnson	28,690	3,058,067
Merck & Co., Inc.	52,790	3,129,391
Stryker Corp.	42,280	3,414,110

		16,233,957

Industrials — 13.10%
Norfolk Southern Corp.	34,160	3,812,256
United Parcel Service, Inc. - Class B	35,340	3,473,569
United Technologies Corp.	30,910	3,264,096
W.W. Grainger, Inc.	13,910	3,500,451

		14,050,372

Information Technology — 15.84%
Accenture PLC - Class A	41,100	3,342,252
Linear Technology Corp.	77,290	3,430,903
Microsoft Corp.	76,330	3,538,659
QUALCOMM, Inc.	46,520	3,478,300
Texas Instruments, Inc.	66,910	3,190,938

		16,981,052

Real Estate Investment Trusts — 3.13%
Digital Realty Trust, Inc.	53,830	3,357,915

Telecommunication Services — 3.26%
AT&T, Inc.	99,060	3,490,874

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Growth Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

	Shares	Fair Value
Total Common Stocks (Cost $84,525,944)		$106,708,059

Money Market Securities — 0.31%

Federated Prime Obligations Fund - Institutional Shares, 0.03% (a)	336,623	336,623

Total Money Market Securities (Cost $336,623)		336,623

Total Investments – 99.84% (Cost $84,862,567)		107,044,682

Other Assets in Excess of Liabilities – 0.16%		173,352

TOTAL NET ASSETS – 100.00%		$107,218,034

(a)	Rate disclosed is the seven day yield as of September 30, 2014.

Tax Related – At September 30, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$23,817,936
Unrealized depreciation	(1,732,819)

Net unrealized appreciation	$22,085,117

Aggregate cost of securities for income tax purposes	$84,959,565

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.35%

Consumer Discretionary — 17.67%
Buckle, Inc./The	30,000	$1,361,700
Columbia Sportswear Co.	17,420	623,288
Cracker Barrel Old Country Store, Inc.	13,665	1,410,091
Gentex Corp.	49,230	1,317,887
Hillenbrand, Inc.	42,040	1,298,616
John Wiley & Sons, Inc. - Class A	21,100	1,183,921
MDC Holdings, Inc.	23,670	599,324
Men’s Wearhouse, Inc./The	25,250	1,192,305
Monro Muffler Brake, Inc.	12,940	627,978
Rent-A-Center, Inc.	33,800	1,025,830
Tupperware Brands Corp.	18,930	1,306,927

		11,947,867

Consumer Staples — 2.88%
Calavo Growers, Inc.	11,560	521,818
Female Health Co./The	243,882	851,148
Nu Skin Enterprises, Inc. - Class A	12,700	571,881

		1,944,847

Energy — 3.95%
EV Energy Partners LP (a)	18,880	669,674
QR Energy LP (a)	42,780	830,788
World Fuel Services Corp.	29,350	1,171,652

		2,672,114

Financials — 19.18%
BancFirst Corp.	21,301	1,332,591
Brown & Brown, Inc.	47,160	1,516,194
Bryn Mawr Bank Corp.	49,388	1,399,162
Calamos Asset Management, Inc. - Class A	46,464	523,649
Cash America International, Inc.	14,221	622,880
Greenhill & Co., Inc.	28,300	1,315,667
Lazard Ltd.	13,570	687,999
Manning & Napier, Inc.	39,700	666,563
Merchants Bancshares, Inc.	42,512	1,198,413
Platinum Underwriters Holdings Ltd.	10,840	659,831
South State Corp.	13,660	763,867
Sterling Bancorp	111,720	1,428,899
Tompkins Financial Corp.	19,260	848,981

		12,964,696

Health Care — 12.90%
Atrion Corp.	5,530	1,686,705
Landauer, Inc.	19,196	633,660
Meridian Bioscience, Inc.	67,150	1,187,883
PerkinElmer, Inc.	30,580	1,333,288
Psychemedics Corp.	72,400	1,030,252
Simulations Plus, Inc.	77,774	540,529
US Physical Therapy, Inc.	40,191	1,422,359
Utah Medical Products, Inc.	18,140	884,506

		8,719,182

Industrials — 14.38%
A.O. Smith Corp.	15,050	711,564
Applied Industrial Technologies, Inc.	27,510	1,255,831
Corporate Executive Board Co./The	11,000	660,770

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.35% - continued

Industrials — 14.38% - continued
Dun & Bradstreet Corp.	5,810	$682,501
G&K Services, Inc., Class A	16,700	924,846
Landstar System, Inc.	11,040	796,978
TAL International Group, Inc.	29,610	1,221,412
Valmont Industries, Inc.	6,330	854,107
Watsco, Inc.	10,520	906,614
Werner Enterprises, Inc.	26,120	658,224
Woodward, Inc.	22,030	1,049,069

		9,721,916

Information Technology — 15.42%
Blackbaud, Inc.	24,700	970,463
Broadridge Financial Solutions, Inc.	34,190	1,423,330
Communications Systems, Inc.	32,360	361,138
Global Payments, Inc.	19,420	1,357,070
Intersil Corp. - Class A	45,770	650,392
Littelfuse, Inc.	15,590	1,327,956
Mesa Laboratories, Inc.	23,714	1,370,195
Micrel, Inc.	60,630	729,379
MTS Systems Corp.	19,240	1,313,322
National Instruments Corp.	29,820	922,333

		10,425,578

Materials — 5.41%
Compass Minerals International, Inc.	9,830	828,472
Cytec Industries, Inc.	3,600	170,244
HB Fuller Co.	30,320	1,203,704
NewMarket Corp.	1,640	624,873
RPM International, Inc.	18,100	828,618

		3,655,911

Real Estate Investment Trusts — 4.81%
Coresite Realty Corp.	20,100	660,687
EPR Properties	25,500	1,292,340
Sun Communities, Inc.	25,800	1,302,900

		3,255,927

Utilities — 1.75%
Laclede Group, Inc./The	18,640	864,896
South Jersey Industries, Inc.	6,010	320,694

		1,185,590

Total Common Stocks (Cost $62,131,047)		66,493,628

Money Market Securities — 1.79%
Federated Prime Obligations Fund - Institutional Shares, 0.03% (b)	1,207,899	1,207,899

Total Money Market Securities (Cost $1,207,899)		1,207,899

Total Investments – 100.14% (Cost $63,338,946)		67,701,527

Liabilities in Excess of Other Assets – (0.14)%		(94,869)

TOTAL NET ASSETS – 100.00%		$67,606,658

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of September 30, 2014.

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments – (continued)

September 30, 2014 (Unaudited)

Tax Related – At September 30, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$7,114,283
Unrealized depreciation	(2,675,530)

Net unrealized appreciation	$4,438,753

Aggregate cost of securities for income tax purposes	$63,262,774

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

September 30, 2014

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”) and the Crawford Dividend Opportunity Fund (the “ Dividend Opportunity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The High Cost method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

September 30, 2014

(Unaudited)

happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities traded on a national securities exchange or in over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, fixed income securities are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invests in may default or otherwise cease to have market quotations readily available.

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

September 30, 2014

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2014:

	Valuation Inputs
Dividend Growth Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$106,708,059	$—	$—	106,708,059
Money Market Securities	336,623	—	—	336,623
Total	$107,044,682	$—	$—	107,044,682
Dividend Opportunity Fund
Common Stocks*	66,493,628	—	—	66,493,628
Money Market Securities	1,207,899	—	—	1,207,899

Total	$67,701,527	$—	$—	67,701,527

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the reporting period ended September 30, 2014, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By
/s/ John C. Swhear
John C. Swhear, President

Date	11/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, President

Date	11/25/14

By
/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/25/14

FORM N-Q CERTIFICATION

I, John C. Swhear, certify that:

1.	I have reviewed this report on Form N-Q of Unified Series Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	11/25/14	/s/ John C. Swhear
John C. Swhear
President

FORM N-Q CERTIFICATION

I, Zachary P. Richmond, certify that:

1.	I have reviewed this report on Form N-Q of Unified Series Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date	11/25/14	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer